Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following shows the amounts used in computing net loss per share for each of the two years in the period ended March 31, 2016:

	Years Ended March 31,
	2015	2016
Net loss	$(9,820,364)	$(7,026,913)
Less:
Preferred stock beneficial conversion charge	(4,474,348)	(4,864,292)
Undeclared cumulative preferred dividends	(762,727)	(305,328)
Net loss attributable to common stockholders	$(15,057,439)	$(12,196,533)
Weighted average common shares outstanding – basic and diluted	7,339,855	5,006,219
Basic and diluted net loss per share attributable to common stockholders	$(2.05)	$(2.44)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would have been anti-dilutive:

	Years Ended March 31,
	2016	2015
Class A convertible preferred stock	—	1,136,875
Class B convertible preferred stock	—	404,273
Stock options	472,510	419,785
Warrants	703,424	436,779
	1,175,934	2,397,712